Long-Term Incentive Plans - Summary of Restricted Stock Award Activity (Details) - Restricted Stock - $ / shares	1 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding non-vested shares, beginning of year	446,847	437,424
Granted (in shares)	0	233,147
Vested (in shares)	0	(166,770)
Forfeited (in shares)	0	(56,954)
Outstanding nonvested shares, end of year	446,847	446,847
Weighted Average Share Price
Outstanding nonvested shares, beginning of year	$ 27.79	$ 25.96
Shares granted	0	29.47
Shares vested	32.25	26.32
Shares forfeited	0	24.93
Outstanding nonvested shares, end of year	$ 0	$ 27.79